Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
March 2, 2026
VIA EDGAR
Mr. Mark Cowan
U.S. Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, N.E.
Washington, D.C. 20549
RE:
Columbia ETF Trust I (the Registrant)
Columbia Diversified Fixed Income Allocation ETF
Columbia International Equity Income ETF
Columbia Multi-Sector Municipal Income ETF
Columbia Research Enhanced Core ETF
Columbia Research Enhanced Value ETF
Columbia Select Technology ETF
Columbia Short Duration Bond ETF
Columbia U.S. Equity Income ETF
Post-Effective Amendment No. 49
File No. 333-209996 /811-22736
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 49 (Amendment). This Amendment was filed electronically on February 26, 2026.
If you have any questions, please contact either me at (212) 850-1703 or Anna Butskaya at (612) 671-4993.
Sincerely,
Joseph D'Alessandro Vice President and Assistant Secretary Columbia ETF Trust I